SEGMENT REPORTING (Reconciliation of Reporting Information from Segments to Consolidated Totals) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Total revenues of reportable segment and consolidated revenues		$ 253,335	$ 234,636	$ 199,574
Operating Income
Total operating income for reportable segments		62,378	56,535	47,998
Other income, net		13,138
Consolidated income before taxes on income		76,233	55,546	50,054
Assets
Current assets		188,906	137,112
Property and equipment, net		50,460	39,047	35,644
Total assets		373,792	215,159	178,019
Other significant items
Expenditures for assets		16,214	10,027	9,331
Asset expenditures, reportable segments and unallocated amounts		21,382	16,308	13,829
Depreciation, amortization and impairment for reportable segments		9,116	10,358	9,160
Depreciation and amortization		14,608	13,519	11,635
Segment Reconciling Items [Member]
Operating Income
Financing income, net		717	(989)	2,056
Assets
Current assets		103,994	59,412	43,874
Investments in affiliated and other companies		7,644	16,221	12,060
Property and equipment, net		20,074	15,092	10,912
Other unallocated amounts		41,524	8,081	7,197
Other significant items
Expenditure for assets unallocated amounts		5,168	6,281	4,498
Depreciation and amortization, unallocated amounts		5,492	3,161	2,475
Reportable Segment [Member]
Operating Income
Total operating income for reportable segments		62,378	56,535	47,998
Assets
Total assets	[1]	200,556	116,353	103,976
Other significant items
Expenditures for assets		16,214	10,027	9,331
Depreciation, amortization and impairment for reportable segments		$ 9,116	$ 10,358	$ 9,160

[1]	Including goodwill.